Net Interest Expense - Disclosure of Components of Net Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on debt	$ 164	$ 163	$ 158
Interest on exchangeable debentures	29	29	29
Interest on exchangeable preferred shares	28	28	5
Interest income	(24)	(11)	(10)
Capitalized interest	(16)	(14)	(8)
Interest on lease liabilities	7	7	8
Credit facility fees, bank charges and other interest	27	20	25
Tax shield on tax equity financing	(2)	(9)	1
Accretion of provisions	49	32	30
Net interest expense	$ 262	$ 245	$ 238